Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Summary of Property and Equipment Consisted

Property and equipment consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Buildings (1)	480,271	865,447
Leasehold and buildings improvement	106,712	95,953
Electronic and office equipment	35,306	37,497
Total cost	622,289	998,897
Less: Accumulated depreciation	(111,197)	(141,249)
Property and equipment, net	511,092	857,648

(1)

In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. In 2018, the Group purchased one building in Wuhan (Building D) with a total consideration of RMB404,725 (including input VAT). In March 2021, Building D was completed for intended use and the cost of RMB385,176 necessarily incurred for its intended use was recorded to property and equipment (Note 10).

To purchase these four buildings, the Group obtained mortgage loans with the total amount of RMB321,540 from PRC banks in 2018 and 2021 (Note 13).